SSGA Funds

SUPPLEMENT DATED JUNE 3, 2016

TO

PROSPECTUS

DATED DECEMBER 18, 2015

AND

SUMMARY PROSPECTUS

DATED DECEMBER 18, 2015

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2015

(AS SUPPLEMENTED JANUARY 28, 2016 AND MAY 6, 2016)

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND

SELECT CLASS SHARES

(TICKER SYMBOL: SEMSX)

Effective December 29, 2015, Select Class shares of the State Street Disciplined Emerging Markets Equity Fund closed to purchases (including exchanges from other SSGA Funds) by new investors. The closing does not affect the availability of other share classes of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEMSXSUPP1